CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 16:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.
In 2000, the Company signed an exclusive license agreement (as amended in 2007) with a third party with regard to its patents and intellectual property. Pursuant to the agreement, the Company received an exclusive license to use the third party's patents and intellectual property, for the purpose of developing, manufacturing, marketing, and commercializing products for treatment of burns and other wounds.

In consideration for this exclusive license, the Company paid an aggregate amount of $ 950 following the achievement of certain development milestones as set forth in the agreement. In addition, the Company undertook to pay royalties of 1.5% to 2.5% from future Revenues from sales of products which are based on this patent for a period ranging between 10 to 15 years from the first commercial delivery in a major country, and thereafter the Company will have a fully paid-up royalty-free license for these patents. In addition, royalties will be paid at the rate of 10% - 20% from sub-licensing of such patents and for lump sum amounts paid to the company by a third party,  the company will pay 2% of the proceeds up to $1,000 and 4% of the proceeds above this amount.  Moreover, the Company agreed to pay a one-time lump-sum amount of $ 1,500 when the aggregate Revenues based on these patents reach $ 100,000. The amount of royalty payments for the years 2018  and 2019 amounted to $ 72 and $ 732, respectively.

b.
Under the Research and Development Law, (the "R&D Law") the Company undertook to pay royalties of 3%  on the Revenues derived from sales of products or services developed in whole or in part using IIA grants. The maximum aggregate royalties paid generally cannot exceed 100% of the grants received by the Company, plus annual interest generally equal to the 12-month LIBOR applicable to dollar deposits, as published on the first business day of each calendar year. The royalty amount payable by the Company as of December 31, 2019 and 2020 is approximately $ 15,966 and $ 15,787, respectively, which represents the total amount of grants actually received by the Company from the IIA including accrued interest, net of royalties actually paid or accrued by the Company (see also Note 13).

c.
Beginning in 2007, the Company entered into a number of agreements with Teva Pharmaceutical Industries Limited (“Teva”) related to collaboration in the development, manufacturing and commercialization of solutions for the burn and chronic wound care markets. In consideration for these agreements, Teva made investments in the Company's ordinary shares and agreed to fund certain research and development expenses and manufacturing costs and perform all marketing activities for both NexoBrid, under the 2007 Teva Agreement, and the PolyHeal Product, under the 2010 PolyHeal Agreements (see also Note 21a). As of December 31, 2012, all of these agreements were terminated.

On September 2, 2013, in accordance with the terms of the Teva Shareholders’ Rights Agreement, the Company exercised its rights to repurchase all of its shares held by Teva, and purchased 755,492 ordinary shares, in consideration for an obligation to pay Teva future royalty payments of 20% of the Company’s Revenues from the sale or license of NexoBrid up to a total amount of $ 30,600 and from the sale or license of the PolyHeal Product up to a total amount of $ 10,800. The obligation to pay Teva future royalty payments no longer includes amounts from the sale or license of the PolyHeal Product since the license to the PolyHeal Product has expired.

Pursuant to a Settlement Agreement signed on March 2019, Teva paid the Company $4,000 in cash, and agreed to reduce the contingent consideration that is payable to Teva pursuant to the Company's repurchase of its shares from Teva in 2013. As a result, the Company was obligated to pay Teva annual payments at a reduced rate of 15% of its recognized Revenues from the sale or license of NexoBrid after January 1, 2019, up to a reduced aggregate amount of $10,200. As a result, a one-time net income from settlement agreement of $7,537 was recorded as other income and a one-time income of $4,608 was recorded within the profit from discontinued operation in the year ending December 31, 2018.

In addition, the Company also agreed to indemnify, defend and hold harmless Teva and its directors, officers, agents and employees from and against claims relating to a certain milestone related to PolyHeal under an agreement associated with the Collaboration Agreements, up to an amount of $10,200, if a notice of such claim has been received by the Company prior to December 31, 2023.

In December 2020, Teva has agreed to a revised consideration that is payable to Teva, in which the company paid $1,000 in cash and became obligated to pay an amount of $2,000 over 2021-2023, in addition to a modified contingent consideration up to the amount of $7,200 in quarterly fixed payments starting 2021 subject to revenues generated from sales of NexoBrid. Total liabilities were recorded as of December 31, 2020 to be approximately $6,587, and financial income of $433 was recorded in profit or loss within financial income of financial expenses.